Other assets (current) (Details) - Schedule of other assets (current) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Other Assets Current Abstract
Prepayments	$ 45,911	$ 29,784	$ 11,083
Office rental bond	24,124		25,179
Prepayment clinical trial insurance	13,925	6,306
Other assets (current)	$ 83,960	$ 36,090	$ 36,262